Principal Funds, Inc.

Supplement dated March 24, 2017
to the Statutory Prospectus dated December 31, 2016
(as supplemented on January 13, 2017, January 30, 2017, and March 17, 2017)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.
On June 6, 2017, delete Dynamic High Yield Explorer Fund from the Ticker Symbols by Share Class table, and replace with Dynamic Floating Rate High Income Fund on cover page.
Effective June 23, 2017, remove Class P Shares from list of share classes and delete P column from the Ticker Symbols by Share Class table on cover page.

TABLE OF CONTENTS
On June 6, 2017, delete Dynamic High Yield Explorer Fund, and replace with Dynamic Floating Rate High Income Fund.

SUMMARY FOR BLUE CHIP FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-3	R-4	R-5	R-6
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.35%	0.40%	0.01%	0.32%	0.28%	0.26%	176.25%
Total Annual Fund Operating Expenses	1.28%	2.08%	0.69%	1.25%	1.06%	0.94%	176.93%
Expense Reimbursement (2) (3)	—%	—%	—%	N/A	N/A	N/A	(176.24)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.28%	2.08%	0.69%	1.25%	1.06%	0.94%	0.69%

(1)	Based on estimated amounts for the current fiscal year (R-3, R-4, R-5, and R-6).
(2)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A and 2.10% for Class C shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

(3)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.81% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Effective June 23, 2017, delete the Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$673	$934	$1,214	$2,010
Class C	311	652	1,119	2,410
Institutional Class	70	221	384	859
Class R-3	127	397	686	1,511
Class R-4	108	337	585	1,294
Class R-5	96	300	520	1,155
Class R-6	70	798	1,174	1,655
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$211	$652	$1,119	$2,410

SUMMARY FOR DIVERSIFIED REAL ASSET FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-3	R-4	R-5	R-6
Management Fees	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.22%	0.31%	0.06%	0.33%	0.29%	0.27%	0.17%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.30%	2.14%	0.89%	1.41%	1.22%	1.10%	1.00%
Expense Reimbursement (2)	(0.03)%	(0.12)%	—%	N/A	N/A	N/A	(0.15)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.27%	2.02%	0.89%	1.41%	1.22%	1.10%	0.85%

(1)	Based on estimated amounts for the current fiscal year (R-3, R-4, and R-5).
(2)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A, 2.00% for Class C, 0.88% and for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$500	$769	$1,058	$1,881
Class C	305	658	1,138	2,463
Institutional Class	91	284	493	1,096
Class R-3	144	446	771	1,691
Class R-4	124	387	670	1,477
Class R-5	112	350	606	1,340
Class R-6	87	303	538	1,211

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$205	$658	$1,138	$2,463

On or about March 24, 2017, under the Management section, add the following after the list of Sub-Advisors:
Sub-Sub-Advisor:
BlackRock International Limited

SUMMARY FOR DYNAMIC HIGH YIELD EXPLORER FUND
On June 6, 2017, delete references to Dynamic High Yield Explorer Fund and replace with Dynamic Floating Rate High Income Fund.
On June 6, 2017, delete the Objective, and replace with the following:
Objective: The Fund seeks to provide a high level of current income.
On June 6, 2017, delete the first paragraph in the Principal Investment Strategies section, and replace with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate debt securities, including bank loans and corporate bonds, and other investment companies that provide investment exposure to such floating rate securities. Floating interest rates vary with and are periodically adjusted to reflect changes in a generally recognized base interest rate such as LIBOR (London Interbank Offered Rate) or the prime rate. Floating rate debt securities are often below investment grade rated securities (sometimes called “high yield” or “junk”) which are rated at the time of purchase Ba1 or lower by Moody’s Investors Services, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”) (if the security has been rated by only one of those agencies, that rating will determine whether the security is of a quality comparable to those rated below investment grade). The Fund also invests in US and non-US fixed-rate loans, investment grade and below investment grade corporate bonds. Under normal circumstances, the Fund maintains an average portfolio duration that is within 0 to 2 years. The Fund actively trades portfolio securities. From time to time, the Fund borrows to purchase securities prior to the settlement of bank loan sales transactions.
On June 6, 2017, in the Principal Risks section, delete the Emerging Markets Risk and the Foreign Currency Risk.
On June 6, 2017, in the Performance section, delete the Average Annual Total Returns table and the two paragraphs that follow, and replace with the following:

Average Annual Total Returns
For the periods ended 12/31/2015	1 Year	Life of Fund
Class A Return Before Taxes	(7.38)%	(8.11)%
Class A Return After Taxes on Distributions	(9.29)%	(9.94)%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(4.09)%	(6.91)%
Institutional Class Return Before Taxes	(3.51)%	(5.06)%
S&P/LSTA Leveraged Loan 100 Index (reflects no deduction for fees, expenses, or taxes)	(2.75)%	(3.02)%
Bloomberg Barclays High Yield 2% Issuer Constrained Index (reflects no deduction for fees, expenses, or taxes)	(4.43)%	(5.05)%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Fund's primary benchmark changed from Bloomberg Barclays High Yield 2% Issuer Constrained Index to S&P/LSTA Leveraged Loan 100 Index because S&P/LSTA Leveraged Loan 100 Index is more representative of the Fund's strategy.

SUMMARY FOR EDGE MIDCAP FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (1)	0.04%	176.27%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.80%	177.03%
Expense Reimbursement (2)	—%	(176.25)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.80%	0.78%

(1)	Based on estimated amounts for the current fiscal year (R-6).
(2)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$82	$255	$444	$990
Class R-6	80	801	1,176	1,658

SUMMARY FOR GLOBAL MULTI-STRATEGY FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.
Management Fees	1.56%	1.56%	1.56%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A
Other Expenses:
Dividend and Interest Expense on Short Sales	0.44%	0.44%	0.44%
Reverse Repurchase Agreement Interest Expense	0.03%	0.03%	0.03%
Remainder of Other Expenses	0.13%	0.21%	0.05%
Total Other Expenses	0.60%	0.68%	0.52%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	2.45%	3.28%	2.12%
Fee Waiver and Expense Reimbursement(1)(2)(3)	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	2.41%	3.24%	2.08%

(1)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.04% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.

(2)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.75% for Class C shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

(3)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.63% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Effective June 23, 2017, delete the Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$610	$1,106	$1,628	$3,054
Class C	427	1,006	1,709	3,574
Institutional Class	211	660	1,135	2,449

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$327	$1,006	$1,709	$3,574

SUMMARY FOR GLOBAL OPPORTUNITIES FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.
Management Fees	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A
Other Expenses	0.84%	1.66%	0.02%
Total Annual Fund Operating Expenses	1.92%	3.49%	0.85%
Expense Reimbursement (1)(2)	(0.42)%	(1.24)%	—%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.50%	2.25%	0.85%

(1)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class A and 2.25% for Class C shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

(2)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Effective June 23, 2017, delete the Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$694	$1,081	$1,493	$2,638
Class C	328	956	1,706	3,683
Institutional Class	87	271	471	1,049
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$228	$956	$1,706	$3,683

SUMMARY FOR GLOBAL OPPORTUNITIES EQUITY HEDGED FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

SUMMARY FOR INTERNATIONAL EQUITY INDEX FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.09%	0.61%	0.53%	0.40%	0.36%	0.34%	176.33%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.35%	1.22%	1.09%	0.91%	0.72%	0.60%	176.59%
Expense Reimbursement (2)(3)	—%	N/A	N/A	N/A	N/A	N/A	(176.31)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.35%	1.22%	1.09%	0.91%	0.72%	0.60%	0.28%

(1)	Based on estimated amounts for the current fiscal year (R-6).
(2)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

(3)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Effective June 23, 2017, delete the Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$36	$113	$197	$443
Class R-1	124	387	670	1,477
Class R-2	111	347	601	1,329
Class R-3	93	290	504	1,120
Class R-4	74	230	401	894
Class R-5	61	192	335	750
Class R-6	29	775	1,157	1,635

SUMMARY FOR INTERNATIONAL SMALL COMPANY FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-6
Management Fees	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A
Other Expenses (1)	1.18%	0.18%	176.43%
Total Annual Fund Operating Expenses	2.48%	1.23%	177.48%
Expense Reimbursement (2)	(0.88)%	(0.03)%	(176.41)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.60%	1.20%	1.07%

(1)	Based on estimated amounts for the current fiscal year (R-6).
(2)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class A and 1.20% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$704	$1,201	$1,723	$3,148
Institutional Class	122	387	673	1,486
Class R-6	109	808	1,175	1,662

SUMMARY FOR MULTI-MANAGER LONG/SHORT FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-6
Management Fees	1.57%	1.57%	1.57%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A
Other Expenses:
Dividend and Interest Expense on Short Sales	0.78%	0.78%	0.78%
Remainder of Other Expenses (1)	0.52%	0.34%	0.30%
Total Other Expenses	1.30%	1.12%	1.08%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	3.15%	2.72%	2.68%
Expense Reimbursement (2)	(0.32)%	(0.24)%	(0.28)%
Total Annual Fund Operating Expenses after Expense Reimbursement	2.83%	2.48%	2.40%

(1)	Based on estimated amounts for the current fiscal year.
(2)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.02% for Class A and 1.67% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$820	$1,440
Institutional Class	251	822
Class R-6	243	806

Effective May 1, 2017, in the Principal Investment Strategies section, add the following after the Global Thematic strategy:
Systematic Global. This strategy uses a systematic framework to invest in a diversified portfolio of long and short positions in U.S. and foreign equity securities. This strategy also uses swaps, exchange-listed futures, and currency forwards for investment purposes and may also use currency forwards to hedge foreign currency risk.
Effective May 1, 2017, under the Management section, add the following to the alphabetical list of Sub-Advisors:
AQR Capital Management, LLC

SUMMARY FOR OPPORTUNISTIC MUNICIPAL FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.
Effective March 24, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	P	Inst.
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A
Other Expenses:
Interest Expenses	0.05%	0.05%	0.05%	0.05%
Remainder of Other Expenses	0.17%	0.27%	0.12%	1.87%
Total Other Expenses	0.22%	0.32%	0.17%	1.92%
Total Annual Fund Operating Expenses	0.97%	1.82%	0.67%	2.42%
Expense Reimbursement (1)	(0.02)%	(0.12)%	—%	(1.75)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.95%	1.70%	0.67%	0.67%

(1)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A,1.65% for Class C, and 0.62% for Institutional Class shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017 for Class P shares and June 30, 2018 for Class A, Class C and Institutional Class shares; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective March 24, 2017, delete the Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$468	$670	$889	$1,518
Class C	273	561	974	2,127
Class P	68	214	373	835
Institutional Class	68	587	1,132	2,622
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$173	$561	$974	$2,127

SUMMARY FOR ORIGIN EMERGING MARKETS FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-6
Management Fees	1.19%	1.19%	1.19%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A
Other Expenses (1)	8.10%	0.05%	24.28%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	9.55%	1.25%	25.48%
Expense Reimbursement (2)	(7.79)%	—%	(24.26)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.76%	1.25%	1.22%

(1)	Based on estimated amounts from the current fiscal year (Class P).
(2)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A and 1.25% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$719	$2,499	$4,120	$7,570
Institutional Class	127	397	686	1,511
Class R-6	124	4,385	7,080	10,240
In the Management section, under Sub-Advisor and Portfolio Managers, add the following to the alphabetical list of portfolio managers:
Grace Tolley (since 2017), Portfolio Manager

SUMMARY FOR PREFERRED SECURITIES FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (1)	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses (1)(2)	0.12%	0.11%	0.20%	0.06%	0.53%	0.45%	0.32%	0.28%	0.26%	176.25%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.08%	1.82%	1.06%	0.77%	1.59%	1.46%	1.28%	1.09%	0.97%	176.96%
Expense Reimbursement (3)(4)	N/A	N/A	N/A	—%	N/A	N/A	N/A	N/A	N/A	(176.23)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.08%	1.82%	1.06%	0.77%	1.59%	1.46%	1.28%	1.09%	0.97%	0.73%

(1)	Expense information in the table has been restated to reflect current fees.
(2)	Based on estimated amounts for the current fiscal year (R-6).
(3)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

(4)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.82% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Effective June 23, 2017, delete the Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$481	$706	$948	$1,643
Class C	285	573	985	2,137
Class J	208	337	585	1,294
Institutional Class	79	246	428	954
Class R-1	162	502	866	1,889
Class R-2	149	462	797	1,746
Class R-3	130	406	702	1,545
Class R-4	111	347	601	1,329
Class R-5	99	309	536	1,190
Class R-6	75	800	1,176	1,657

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$185	$573	$985	$2,137
Class J	108	337	585	1,294

SUMMARY FOR REAL ESTATE DEBT INCOME FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-6
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A
Other Expenses (1)	0.24%	0.08%	176.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.05%	0.64%	176.86%
Expense Reimbursement (2)	(0.04)%	—%	(176.28)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.01%	0.64%	0.58%

(1)	Based on estimated amounts for the current fiscal year (Class R-6).
(2)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% for Class A and 0.70% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$474	$693	$929	$1,606
Institutional Class	65	205	357	798
Class R-6	59	790	1,168	1,648

SUMMARY FOR SMALL-MIDCAP DIVIDEND INCOME FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-6
Management Fees	0.78%	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A
Other Expenses (1)	0.14%	0.16%	0.04%	176.25%
Acquired Fund Fees and Expenses	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.50%	2.27%	1.15%	177.36%
Expense Reimbursement (2)	N/A	N/A	—%	(176.23)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.50%	2.27%	1.15%	1.13%

(1)	Based on estimated amounts for the current fiscal year (R-6).
(2)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.86% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$694	$998	$1,323	$2,242
Class C	330	709	1,215	2,605
Institutional Class	117	365	633	1,398
Class R-6	115	819	1,187	1,673
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$230	$709	$1,215	$2,605

SUMMARY FOR SYSTEMATEX INTERNATIONAL FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses	1.01%	0.51%
Total Annual Fund Operating Expenses	1.61%	1.11%
Expense Reimbursement (1)	(0.86)%	(0.49)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.75%	0.62%

(1)
Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
Effective June 6, 2017, delete the Dynamic High Yield Explorer column heading in the Investment Strategies and Risks table, and replace with Dynamic Floating Rate High Income. At that time, also change the designation for Emerging Markets and Foreign Currency to "Non-Principal" in the same column.

MANAGEMENT OF THE FUNDS
Under The Sub-Advisors, in the Sub-Advisor: Origin Asset Management LLP section, add the following to the alphabetical list of portfolio managers:
Grace Tolley has been with Origin since 2015. Prior to joining Origin, she was employed at Buck Consultants from 2014 to 2015, and at Aon Hewitt from 2010 to 2014. She has earned a First Class B.Sc. Honours Degree in Mathematics from the University of Birmingham and holds the Investment Manager Certificate.
On or about March 24, 2017, under The Sub-Advisors, add the following new sub-section at the end of the Sub-Advisor: BlackRock Financial Management, Inc. ("BlackRock") section:

Sub-Sub-Advisor:	BlackRock International Limited ("BIL"), Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, Scotland, is a registered investment adviser that was founded in 1995.
BlackRock Financial Management, Inc. (“BlackRock”) and BlackRock International Limited (“BIL”), with the consent of PMC, have entered into a sub-sub-advisory agreement for the Diversified Real Asset Fund. Under the agreement, BIL has agreed to carry out certain investment advisory obligations of BlackRock to manage the Diversified Real Asset Fund’s assets. BlackRock will allocate to BIL a portion of the Diversified Real Asset Fund assets it manages.

Effective May 1, 2017, under The Sub-Advisors, delete the information for AQR Capital Management, LLC, and replace with the following:

Sub-Advisor:
AQR Capital Management, LLC (“AQR”), two Greenwich Plaza, 4th Floor, Greenwich, CT 06830, formed in 1998, is an investment management firm that employs a disciplined multi-asset global research process.

AQR is one of the sub-advisors for the Global Multi-Strategy Fund and may use any of the Fund’s investment strategies, including investments in commodity instruments through the Fund’s Cayman Subsidiary. AQR is also the sub-advisor for the systematic global portion of the Multi-Manager Equity Long/Short Fund.
On June 6, 2017, delete the first paragraph in the Sub-Advisor: Principal Global Investors, LLC section, and replace with the following:
PGI is the sub-advisor for the Blue Chip, Dynamic Floating Rate High Income, Global Opportunities, Global Opportunities Equity Hedged, International Equity Index, International Small Company, Opportunistic Municipal, SystematEx International, and SystematEx Large Value Funds. For the Blue Chip Fund, these services are provided by PGI doing business as "Aligned Investors".
On June 6, 2017, in the Fees Paid to PMC and Manager of Managers sections, delete references to Dynamic High Yield Explorer Fund, and replace with Dynamic Floating Rate High Income Fund.

PURCHASE OF FUND SHARES
REDEMPTION OF FUND SHARES
EXCHANGE OF FUND SHARES
On June 23, 2017, remove all Class P references.

DIVIDENDS AND DISTRIBUTIONS
On June 6, 2017, delete the second bullet under the first paragraph, and replace with the following:
The Capital Securities, Dynamic Floating Rate High Income, Preferred Securities, and Real Estate Debt Income Funds pay their net investment income monthly.

CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING
On June 6, 2017, in the One-Time Fee - Initial Sales Charge section, delete Dynamic High Yield Explorer in the Class A Sales Charges table, and replace with Dynamic Floating Rate High Income.
On June 23, 2017, remove all Class P references.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION
FUND ACCOUNT INFORMATION
On June 23, 2017, remove all Class P references.